Schedule of Earnings per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net income / (loss)	$ 190,000	$ (1,066,000)	$ (1,774,000)	$ (1,886,000)	$ (876,000)	$ (3,660,000)	$ (7,962,428)	$ (8,176,130)
Basic	33,362,887		28,668,116		31,407,362	28,235,052	28,558,586	16,467,393
Effect of potentially dilutive stock options	204,832
Diluted	33,567,719		28,668,116		31,407,362	28,235,052	28,558,586	16,467,393
Basic	$ 0.01		$ (0.06)		$ (0.03)	$ (0.13)	$ (0.28)	$ (0.50)
Diluted	$ 0.01		$ (0.06)		$ (0.03)	$ (0.13)	$ (0.28)	$ (0.50)